Income Taxes	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income Taxes

9. Income Taxes

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to any income tax.

Hong Kong

Under the two-tiered profit tax rate regime of Hong Kong Profits Tax, the first HK$2,000,000 (approximately $258,000), profits will be taxed at 8.25%, and profits above HK$2,000,000 will be taxed at 16.5%. For the six months ended June 30, 2023, and 2022, the Company had $1,632,263 and $2,196,734, respectively, of income subject to the Hong Kong Profits Tax.

Malaysia

Malaysia Income Tax is calculated at 24% of the estimated assessable profits for the relevant year. For the six months ended June 30, 2023, and 2022, the Company had $19,235 and $8,232, respectively, of income subject to the Malaysia Income Tax.

The income tax provision for the six months ended June 30, 2023, and 2022, consists of the following:

	2023	2022
	(Unaudited)	(Unaudited)
Current:
Hong Kong	$242,070	$351,816
Malaysia	4,616	1,976
	$246,686	$353,792

Deferred	-	-
	$246,686	$353,792

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the six months ended June 30, 2023, and 2022, respectively.

	2023	2022
	(Unaudited)	(Unaudited)
Income before provision for income taxes	$1,400,131	$1,442,688
Tax at the domestic income tax rate of 16.5%	231,022	238,044
Tax effect of Hong Kong graduated rates	(10,645)	(10,645)
Non-taxable gain	(16,609)	-
Foreign tax rate differentials	1,443	618
Non-deductible expenses for tax purpose	19,767	125,775
Unrecognized tax benefit	21,708	-

Income tax expense	$246,686	$353,792